SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 USD ($) mo shares
Summary Of Significant Accounting Policies 1	$ 3,000,000
Summary Of Significant Accounting Policies 2	3,700,000
Summary Of Significant Accounting Policies 3	3,000,000
Summary Of Significant Accounting Policies 4	$ 2,600,000
Summary Of Significant Accounting Policies 5 | mo	12
Summary Of Significant Accounting Policies 6	75.00%
Summary Of Significant Accounting Policies 7	$ 50,000
Summary Of Significant Accounting Policies 8 | mo	12
Summary Of Significant Accounting Policies 9 | mo	12
Summary Of Significant Accounting Policies 10	5.00%
Summary Of Significant Accounting Policies 11	0
Summary Of Significant Accounting Policies 12	0
Summary Of Significant Accounting Policies 13 | shares	685,000
Summary Of Significant Accounting Policies 14	$ 583,000
Summary Of Significant Accounting Policies 15	273,000
Summary Of Significant Accounting Policies 16	$ 201,000
Summary Of Significant Accounting Policies 17	6.2150